Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Event
24.	Subsequent Event
On January 5, 2022, Canon borrowed ¥70,000 million under its existing overdraft facilities with Mizuho Bank, Ltd. and MUFG Bank, Ltd. for required operating funds. Additionally, on March 16, 2022, Canon borrowed ¥30,000 million under its existing overdraft facilities with Mizuho Bank, Ltd. and MUFG Bank, Ltd. for required operating funds. The overdraft facilities bear interest at a rate equal to a base rate plus a spread.